Business Risk and Liquidity	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Business Risk And Liquidity [Abstract]
Business Risk and Liquidity
2.	Business Risk and Liquidity

The Company is subject to several categories of risk associated with its operating activities. Although we intend to develop our businesses in accordance with best ethical practices, we may suffer negative publicity if we, our partners, contractors, or customers are found to have engaged in any environmentally insensitive practices or other business practices that are viewed as unethical.

Our operations may require licenses and permits from various governmental authorities. We believe that we will be able to continue to obtain all necessary licenses and permits under applicable laws and regulations for our operations and believe we will be able to comply in all material respects with the terms of such licenses and permits. However, such licenses and permits are subject to change in various circumstances. There can be no guarantee that we will be able to obtain or maintain all necessary licenses and permits and failing to obtain or retain required licenses could have a materially adverse effect on the Company.

Lexaria and its subsidiaries are not involved directly or indirectly in the cultivation, processing, distribution, or utilization of cannabis or cannabis derived components. Lexaria does have an ancillary involvement risk via out-licensing of its patented technology to licensees that choose to utilize DehydraTECH to manufacture products that contain locally or state approved but federally regulated and controlled contents. There can be no guarantee that changes in the regulatory framework and environment will not occur and such changes could have a materially adverse effect on the Company.

Lexaria and its subsidiaries are not involved directly or indirectly in the production or sale of any products containing nicotine. Products containing nicotine have historically been involved in litigation in the USA. Lexaria’s corporate licensee may introduce products containing nicotine that utilize DehydraTECH to the US consumer market, which could therefore introduce third-party risks to Lexaria.

Lexaria and its subsidiaries are not involved directly or indirectly in the production or sale of any pharmaceutical or antiviral products. Licensees may enhance their product’s delivery using our Technology, which could therefore introduce third-party risks to Lexaria.

2.	Business Risk and Liquidity

The Company is subject to several categories of risk associated with its operating activities. Although we intend to develop our businesses in accordance with best ethical practices, we may suffer negative publicity if we, our partners, contractors, or customers are found to have engaged in any environmentally insensitive practices or other business practices that are viewed as unethical.

Our operations may require licenses and permits from various governmental authorities. We believe that we will be able to obtain all necessary licenses and permits under applicable laws and regulations for our operations and believe we will be able to comply in all material respects with the terms of such licenses and permits. However, such licenses and permits are subject to change in various circumstances. There can be no guarantee that we will be able to obtain or maintain all necessary licenses and permits and failing to obtain or retain required licenses could have a materially adverse effect on the Company.

Lexaria and its subsidiaries are not involved directly or indirectly in the cultivation, processing, distribution, or utilization of cannabis or cannabis derived components. Lexaria does have an ancillary involvement risk via out-licensing of its patented technology to licensees that choose to utilize DehydraTECH to manufacture products that contain locally or state approved but federally regulated and controlled contents. There can be no guarantee that changes in the regulatory framework and environment will not occur and such changes could have a materially adverse effect on the Company.

Lexaria and its subsidiaries are not involved directly or indirectly in the production or sale of any products containing nicotine. Products containing nicotine have historically been involved in litigation in the USA. Lexaria’s corporate licensee may introduce products containing nicotine that utilize DehydraTECH to the US consumer market, which could therefore introduce third-party risks to Lexaria.

Lexaria and its subsidiaries are not involved directly or indirectly in the production or sale of any pharmaceutical or anti-viral products. Licensees may enhance their product’s delivery using our Technology, which could therefore introduce third-party risks to Lexaria.